UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,030	$353,813
Honeywell International, Inc.	6,910	634,545
L-3 Communications Holdings, Inc.	5,000	524,800
Lockheed Martin Corp.	2,792	466,180
Northrop Grumman Corp.	2,450	302,012
Precision Castparts Corp.	2,009	459,659
Raytheon Co.	2,900	263,233
Rockwell Collins, Inc.	1,400	102,578
The Boeing Co.	7,658	922,636
United Technologies Corp.	7,430	781,265
		4,810,721
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,200	80,952
Expeditors International of Washington, Inc.	1,490	64,338
FedEx Corp.	2,440	358,387
United Parcel Service, Inc., Class B	6,540	634,969
		1,138,646
AIRLINES (0.9%)
Delta Air Lines, Inc.	24,740	926,760
Southwest Airlines Co.	37,520	1,061,066
		1,987,826
AUTO COMPONENTS (0.7%)
BorgWarner, Inc.	6,220	387,195
Delphi Automotive PLC	2,260	150,968
Goodyear Tire & Rubber Co.	22,590	568,590
Johnson Controls, Inc.	10,570	499,327
		1,606,080
AUTOMOBILES (0.9%)
Ford Motor Co.	54,740	931,675
General Motors Co.	24,170	817,429
Harley-Davidson, Inc.	4,380	270,772
		2,019,876
BANKS (3.5%)
BB&T Corp.	11,830	437,946
Comerica, Inc.	12,800	643,328
Fifth Third Bancorp	30,870	632,218
Huntington Bancshares, Inc.	86,190	846,386
KeyCorp	49,100	664,814
M&T Bank Corp.	2,680	325,620
PNC Financial Services Group, Inc.	8,714	719,428
Regions Financial Corp.	15,012	152,222
SunTrust Banks, Inc.	13,890	528,514
U.S. Bancorp	14,870	624,986
Wells Fargo & Co.	41,578	2,116,320
Zions Bancorp	1,440	41,501
		7,733,283
BEVERAGES (1.4%)
Coca-Cola Co.	33,550	1,318,180
Dr Pepper Snapple Group, Inc.	3,390	199,196
Monster Beverage Corp.	4,440	283,982
PepsiCo, Inc.	15,081	1,328,636
		3,129,994
BIOTECHNOLOGY (3.7%)
Alexion Pharmaceuticals, Inc.(a)	4,285	681,272
Amgen, Inc.	6,480	825,487
Biogen Idec, Inc.(a)	3,782	1,264,663
Celgene Corp.	15,480	1,349,082
Coca-Cola Enterprises, Inc.	7,370	334,966
Gilead Sciences, Inc.	19,850	1,817,268
PerkinElmer, Inc.	1,550	71,641
Regeneron Pharmaceuticals, Inc.(a)	2,766	874,665
Vertex Pharmaceuticals, Inc.(a)	11,030	980,677
		8,199,721
BUILDING PRODUCTS (0.0%)
Allegion PLC	713	36,670
Masco Corp.	2,800	58,240
		94,910
CAPITAL MARKETS (2.5%)
Ameriprise Financial, Inc.	5,516	659,714
Bank of New York Mellon Corp.	17,491	682,849
BlackRock, Inc.	1,820	554,609
Charles Schwab Corp.	20,910	580,252
E*TRADE Financial Corp.	2,728	57,343
Franklin Resources, Inc.	3,360	181,944
Goldman Sachs Group, Inc.	5,737	991,755
Invesco Ltd.	8,520	320,608
Legg Mason, Inc.	890	42,230
Morgan Stanley	23,380	756,109
Northern Trust Corp.	2,150	143,813
State Street Corp.	3,947	278,027
T. Rowe Price Group, Inc.	2,570	199,586
		5,448,839
CHEMICALS (2.4%)
Air Products & Chemicals, Inc.	2,000	263,900
Airgas, Inc.	800	85,536
CF Industries Holdings, Inc.	519	129,927
Dow Chemical Co.	14,570	744,090
E.I. du Pont de Nemours & Co.	8,010	515,123
Ecolab, Inc.	5,680	616,450
FMC Corp.	1,300	84,786
International Flavors & Fragrances, Inc.	1,010	102,000
Lyondellbasell Industries NV, Class A	9,660	1,026,375
Monsanto Co.	4,590	519,083
PPG Industries, Inc.	2,361	468,328
Praxair, Inc.	3,120	399,797
The Mosaic Co.	7,030	324,153
		5,279,548
COMMERCIAL SERVICES & SUPPLIES (1.6%)
Avery Dennison Corp.	3,790	178,926
Cintas Corp.	1,400	87,640
Equifax, Inc.	1,170	89,025
Iron Mountain, Inc.	1,697	56,866
Leucadia National Corp.	2,670	65,976
Moody's Corp.	5,900	513,300
Pentair PLC	1,790	114,685
Pitney Bowes, Inc.	10,510	284,401
Republic Services, Inc., Class A	3,796	143,982
Robert Half International, Inc.	8,010	389,687
Stericycle, Inc.	1,120	131,768
The ADT Corp.	1,695	58,986
The Dun & Bradstreet Corp.	460	50,614
Total System Services, Inc.	2,271	72,672
Visa, Inc., Class A	5,081	1,072,142
Waste Management, Inc.	4,570	205,147
		3,515,817
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.	39,440	995,071
F5 Networks, Inc.	640	72,058
Harris Corp.	930	63,491
Juniper Networks, Inc.(a)	3,760	88,510
Motorola Solutions, Inc.	1,991	126,787
QUALCOMM, Inc.	16,830	1,240,371
		2,586,288
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,720	416,816

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Quanta Services, Inc.	1,800	$60,282
		477,098
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	630	78,265
Vulcan Materials Co.	1,133	71,526
		149,791
CONSUMER FINANCE (1.1%)
American Express Co.	9,730	856,240
Capital One Financial Corp.	9,918	788,878
Discover Financial Services	11,210	684,482
		2,329,600
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	1,550	94,953
Bemis Co., Inc.	5,450	212,605
Owens-Illinois, Inc.	1,580	49,280
Sealed Air Corp.	11,860	380,943
		737,781
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,480	122,574
DIVERSIFIED CONSUMER SERVICES (0.2%)
Graham Holdings Co.	421	288,701
H&R Block, Inc.	2,460	79,040
		367,741
DIVERSIFIED FINANCIAL SERVICES (3.2%)
Affiliated Managers Group, Inc.(a)	2,145	427,391
Bank of America Corp.	101,519	1,548,165
Citigroup, Inc.	24,450	1,195,849
CME Group, Inc.	2,705	200,008
IntercontinentalExchange Group, Inc.	1,767	339,653
JPMorgan Chase & Co.	35,804	2,064,817
MasterCard, Inc., Class A	12,430	921,684
The NASDAQ OMX Group, Inc.	8,050	339,630
		7,037,197
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	43,657	1,553,752
CenturyLink, Inc.	14,174	556,188
Frontier Communications Corp.	62,180	407,279
Verizon Communications, Inc.	33,420	1,685,036
Windstream Holdings, Inc.	7,334	84,048
		4,286,303
ELECTRIC UTILITIES (2.7%)
American Electric Power Co., Inc.	8,970	466,350
Duke Energy Corp.	10,274	741,064
Edison International	8,760	480,048
Entergy Corp.	8,670	631,436
Exelon Corp.	23,449	728,795
FirstEnergy Corp.	13,549	422,864
NextEra Energy, Inc.	4,480	420,627
Northeast Utilities	7,920	347,688
Pepco Holdings, Inc.	21,130	567,341
Pinnacle West Capital Corp.	5,320	284,567
PPL Corp.	13,330	439,757
Southern Co.	8,170	353,679
		5,884,216
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	2,180	106,144
Eaton Corp. PLC	4,240	287,981
Emerson Electric Co.	6,380	406,087
Rockwell Automation, Inc.	1,380	154,091
Roper Industries, Inc.	1,380	198,816
		1,153,119
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Agilent Technologies, Inc.	3,100	173,879
Amphenol Corp., Class A	1,410	135,600
Corning, Inc.	25,320	497,538
FLIR Systems, Inc.	1,140	37,939
Jabil Circuit, Inc.	31,100	620,756
TE Connectivity Ltd.	3,550	219,710
Waters Corp.	1,110	114,818
		1,800,240
ENERGY EQUIPMENT & SERVICES (3.0%)
Baker Hughes, Inc.	7,809	537,025
Cameron International Corp.(a)	1,640	116,292
Diamond Offshore Drilling, Inc.	610	28,542
Ensco PLC, Class A, Sponsored ADR	7,190	364,174
First Solar, Inc.	7,740	488,471
FMC Technologies, Inc.(a)	1,760	107,008
Halliburton Co.	14,950	1,031,400
Helmerich & Payne, Inc.	5,920	629,059
Nabors Industries Ltd.	34,530	937,835
National-Oilwell Varco, Inc.	3,486	282,505
Rowan Cos., Inc., Class A	10,530	321,376
Schlumberger Ltd.	12,379	1,341,760
Transocean Ltd.	9,700	391,298
		6,576,745
FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.	5,820	684,083
CVS Corp.	13,995	1,068,658
Safeway, Inc.	25,800	889,068
SYSCO Corp.	14,230	507,869
The Kroger Co.	14,190	695,026
Walgreen Co.	7,190	494,456
Wal-Mart Stores, Inc.	16,830	1,238,352
Whole Foods Market, Inc.	3,020	115,424
		5,692,936
FOOD PRODUCTS (2.3%)
Archer-Daniels-Midland Co.	20,880	968,832
Campbell Soup Co.	2,190	91,082
ConAgra Foods, Inc.	8,410	253,393
General Mills, Inc.	7,140	358,071
Hormel Foods Corp.	2,150	97,309
J.M. Smucker Co.	1,250	124,550
Kellogg Co.	3,560	212,995
Keurig Green Mountain, Inc.	8,320	992,409
Kraft Foods, Inc., Class A	5,986	320,760
McCormick & Co., Inc.	1,710	112,484
Mead Johnson Nutrition Co., Class A	1,790	163,678
Mondelez International, Inc., Class A	14,970	538,920
The Hershey Co.	1,900	167,485
Tyson Foods, Inc., Class A	19,510	725,967
		5,127,935
GAS UTILITIES (0.3%)
AGL Resources, Inc.	6,309	325,797
ONEOK, Inc.	1,850	119,195
QEP Resources, Inc.	1,310	43,295
Spectra Energy Corp.	5,443	222,728
		711,015
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.	4,880	364,487
Becton, Dickinson & Co.	3,130	363,831
Boston Scientific Corp.	42,167	538,894
C.R. Bard, Inc.	970	144,753
CareFusion Corp.(a)	2,440	106,848
Covidien PLC	4,950	428,225
DENTSPLY International, Inc.	1,990	92,376

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Edwards Lifesciences Corp.	940	$84,835
Hospira, Inc.	2,340	129,800
Intuitive Surgical, Inc.(a)	326	149,161
Medtronic, Inc.	9,080	560,599
St. Jude Medical, Inc.	5,800	378,102
Stryker Corp.	3,230	257,657
Varian Medical Systems, Inc.(a)	1,130	92,830
Zimmer Holdings, Inc.	1,960	196,137
		3,888,535
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Aetna, Inc.	10,074	781,037
AmerisourceBergen Corp.	2,490	191,506
Cardinal Health, Inc.	7,800	558,870
CIGNA Corp.	6,370	573,555
DaVita, Inc.(a)	1,840	129,610
Express Scripts Holding Co.(a)	11,281	785,722
Humana, Inc.	7,360	865,904
Laboratory Corp. of America Holdings(a)	1,130	117,170
McKesson Corp.	2,077	398,493
Patterson Cos., Inc.	1,740	67,877
Quest Diagnostics, Inc.	3,900	238,290
UnitedHealth Group, Inc.	12,764	1,034,522
WellPoint, Inc.	11,400	1,251,834
		6,994,390
HOTELS, RESTAURANTS & LEISURE (2.0%)
Chipotle Mexican Grill, Inc.	1,517	1,020,182
Marriott International, Inc., Class A	2,574	166,564
McDonald's Corp.	8,570	810,379
Starbucks Corp.	8,410	653,289
Starwood Hotels & Resorts Worldwide, Inc.	2,140	164,438
TripAdvisor, Inc.	9,745	924,216
Wyndham Worldwide Corp.	6,090	460,099
YUM! Brands, Inc.	3,580	248,452
		4,447,619
HOUSEHOLD DURABLES (1.1%)
D. R. Horton, Inc.	16,236	336,085
Garmin Ltd.	1,090	59,994
Harman International Industries, Inc.	5,914	641,965
Jacobs Engineering Group, Inc.	6,570	333,822
Leggett & Platt, Inc.	1,450	47,560
Lennar Corp., Class A	1,680	60,866
Mohawk Industries, Inc.	1,740	217,100
Newell Rubbermaid, Inc.	2,940	95,491
Pulte Group, Inc.	14,145	249,659
Snap-on, Inc.	590	70,918
Whirlpool Corp.	2,463	351,322
		2,464,782
HOUSEHOLD PRODUCTS (1.4%)
Clorox Co.	2,410	209,357
Colgate-Palmolive Co.	9,590	608,006
Kimberly-Clark Corp.	4,300	446,641
Procter & Gamble Co.	23,291	1,800,860
		3,064,864
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.5%)
NRG Energy, Inc.	22,530	697,529
The AES Corp.	23,550	344,065
		1,041,594
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	7,014	988,202
Textron, Inc.	14,730	535,730
Tyco International Ltd.	4,190	180,799
		1,704,731
INSURANCE (6.4%)
ACE Ltd.	6,830	683,683
AFLAC, Inc.	6,680	399,063
American International Group, Inc.	22,624	1,175,996
Aon PLC	2,650	223,554
Assurant, Inc.	11,320	717,235
Berkshire Hathaway, Inc., Class B	22,470	2,818,412
Chubb Corp.	5,090	441,354
Cincinnati Financial Corp.	5,002	230,192
Genworth Financial, Inc., Class A(a)	43,350	567,885
Hartford Financial Services Group, Inc.	19,220	656,555
Lincoln National Corp.	2,666	139,672
Loews Corp.	11,880	500,504
Marsh & McLennan Cos., Inc.	5,410	274,666
MetLife, Inc.	19,450	1,023,070
Principal Financial Group, Inc.	2,710	134,633
Progressive Corp.	9,910	232,290
Prudential Financial, Inc.	10,465	910,141
The Allstate Corp.	13,000	759,850
The Travelers Cos., Inc.	7,580	678,865
Torchmark Corp.	6,397	337,378
Unum Group	17,760	609,701
XL Group PLC	18,050	581,932
		14,096,631
INTERNET & CATALOG RETAIL (0.5%)
Expedia, Inc.	895	71,081
Netflix, Inc.(a)	2,423	1,024,250
		1,095,331
INTERNET SOFTWARE & SERVICES (4.1%)
Akamai Technologies, Inc.(a)	1,490	87,940
Amazon.com, Inc.(a)	4,177	1,307,359
Facebook, Inc.(a)	25,810	1,875,096
Google, Inc., Class A(a)	2,571	1,490,023
Google, Inc., Class C(a)	2,709	1,548,464
Priceline.com, Inc.	946	1,175,358
Salesforce.com, Inc.(a)	9,370	508,323
VeriSign, Inc.	10,300	556,715
Yahoo!, Inc.	12,720	455,503
		9,004,781
IT SERVICES (2.1%)
Accenture PLC, Class A	5,260	417,013
Alliance Data Systems Corp.(a)	2,428	636,840
Automatic Data Processing, Inc.	4,720	383,783
Cerner Corp.	6,740	372,048
Cognizant Technology Solutions Corp., Class A	13,040	639,612
Computer Sciences Corp.	8,390	523,452
Fidelity National Information Services, Inc.	6,516	367,503
Fiserv, Inc.	2,620	161,575
Paychex, Inc.	3,920	160,759
Western Union Co.	5,640	98,531
Xerox Corp.	57,735	765,566
		4,526,682
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	950	47,462
Mattel, Inc.	2,920	103,441
		150,903
MACHINERY (1.8%)
Caterpillar, Inc.	5,300	533,975
Cummins, Inc.	1,590	221,630
Danaher Corp.	6,080	449,191
Deere & Co.	5,472	465,722
Dover Corp.	1,570	134,643
Flowserve Corp.	3,990	295,420
Illinois Tool Works, Inc.	3,860	317,948

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Ingersoll-Rand PLC	2,340	$137,569
Joy Global, Inc.	4,620	273,781
PACCAR, Inc.	9,005	560,741
Pall Corp.	1,370	106,134
Parker Hannifin Corp.	1,495	171,850
Stanley Black & Decker, Inc.	3,252	284,387
Xylem, Inc.	1,490	52,582
		4,005,573
MARINE (0.2%)
Carnival Corp.	10,490	379,948
MEDIA (2.5%)
Cablevision Systems Corp., Class A	2,840	54,585
CBS Corp., Class B	8,910	506,355
DIRECTV(a)	9,920	853,616
Discovery Communications, Inc., Class A(a)	5,840	497,626
Gannett Co., Inc.	3,030	99,142
Interpublic Group of Cos., Inc.	19,040	375,278
McGraw Hill Cos., Inc.	2,470	198,143
News Corp., Class A(a)	40,350	712,178
Omnicom Group, Inc.	3,310	231,667
Scripps Networks Interactive, Class A	1,480	121,967
The Walt Disney Co.	13,830	1,187,721
Time Warner Cable, Inc.	4,050	587,655
		5,425,933
METALS & MINING (1.2%)
Alcoa, Inc.	86,340	1,415,113
Allegheny Technologies, Inc.	8,120	305,718
Freeport-McMoRan Copper & Gold, Inc., Class B	12,698	472,619
Newmont Mining Corp.	3,680	91,669
Nucor Corp.	5,220	262,148
		2,547,267
MULTILINE RETAIL (0.8%)
Dollar General Corp.	2,520	139,180
Family Dollar Stores, Inc.	870	65,032
Kohl's Corp.	8,310	444,917
Macy's, Inc.	6,402	369,972
Nordstrom, Inc.	1,490	103,153
Target Corp.	10,900	649,531
		1,771,785
MULTI-UTILITIES (2.1%)
Ameren Corp.	3,690	141,880
CenterPoint Energy, Inc.	5,930	144,218
CMS Energy Corp.	8,000	231,440
Consolidated Edison, Inc.	8,450	473,960
Dominion Resources, Inc.	5,554	375,672
DTE Energy Co.	5,750	424,465
Integrys Energy Group, Inc.	8,128	532,872
NiSource, Inc.	3,670	138,286
PG&E Corp.	10,710	478,416
Public Service Enterprise Group, Inc.	10,916	383,916
SCANA Corp.	6,620	336,826
Sempra Energy	2,790	278,191
TECO Energy, Inc.	9,870	172,330
Wisconsin Energy Corp.	2,190	95,440
Xcel Energy, Inc.	12,570	387,156
		4,595,068
OIL, GAS & CONSUMABLE FUELS (8.5%)
Anadarko Petroleum Corp.	4,060	433,811
Apache Corp.	6,580	675,503
Cabot Oil & Gas Corp., Class A	15,810	520,939
Chesapeake Energy Corp.	3,840	101,261
Chevron Corp.	17,329	2,239,600
Cimarex Energy Co.	720	100,094
ConocoPhillips	12,439	1,026,217
CONSOL Energy, Inc.	1,690	65,606
Denbury Resources, Inc.	18,330	310,693
Devon Energy Corp.	3,090	233,295
EOG Resources, Inc.	9,174	1,004,003
EQT Corp.	3,230	303,039
Exxon Mobil Corp.	35,220	3,484,667
Hess Corp.	8,680	859,146
Kinder Morgan, Inc.	10,510	378,150
Marathon Oil Corp.	11,980	464,225
Marathon Petroleum Corp.	2,310	192,839
Murphy Oil Corp.	11,810	733,755
Newfield Exploration Co.	1,030	41,509
Noble Corp.	8,970	281,389
Noble Energy, Inc.	6,250	415,562
Occidental Petroleum Corp.	6,352	620,654
Peabody Energy Corp.	2,130	32,312
Phillips 66	12,589	1,021,094
Pioneer Natural Resources Co.	3,573	791,277
Range Resources Corp.	4,740	358,297
Southwestern Energy Co.	2,600	105,508
Tesoro Corp.	10,600	652,324
Valero Energy Corp.	19,110	970,788
Williams Cos., Inc.	5,870	332,418
		18,749,975
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	8,100	384,750
MeadWestvaco Corp.	1,900	79,420
Weyerhaeuser Co.	4,821	150,994
		615,164
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,100	54,120
The Estee Lauder Cos., Inc., Class A	2,790	204,953
		259,073
PHARMACEUTICALS (2.3%)
Abbott Laboratories	14,000	589,680
AbbVie, Inc.	13,890	727,003
Actavis, Inc. PLC(a)	6,204	1,329,269
Allergan, Inc.	5,444	902,942
Eli Lilly & Co.	9,900	604,494
Mylan Laboratories, Inc.	4,360	215,253
Perrigo Co. PLC	2,940	442,323
Zoetis, Inc.	6,100	200,751
		5,011,715
PROFESSIONAL SERVICES (0.1%)
Nielsen Holdings NV	3,120	143,863
REAL ESTATE INVESTMENT TRUST (1.6%)
American Tower Corp.	3,340	315,263
Apartment Investment & Management Co., Class A	1,349	46,109
AvalonBay Communities, Inc.	1,221	180,806
Boston Properties, Inc.	1,640	195,898
CBRE Group, Inc.(a)	2,140	65,998
Equity Residential	2,770	179,080
Essex Property Trust, Inc.	694	131,561
General Growth Properties, Inc.	3,090	72,213
HCP, Inc.	3,810	158,229
Health Care REIT, Inc.	2,730	173,710
Host Hotels & Resorts, Inc.	6,283	136,592
Kimco Realty Corp.	4,510	100,934
Macerich Co.	4,200	273,042
Navient Corp.	6,040	103,888
Plum Creek Timber Co., Inc.	1,370	56,677
Prologis, Inc.	3,852	157,200
Public Storage, Inc.	1,383	237,337

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Simon Property Group, Inc.	3,240	$544,936
Ventas, Inc.	2,500	158,750
Vornado Realty Trust	1,895	200,908
		3,489,131
ROAD & RAIL (0.9%)
CSX Corp.	8,910	266,587
Kansas City Southern	940	102,516
Norfolk Southern Corp.	2,660	270,416
Ryder System, Inc.	5,920	509,890
Union Pacific Corp.	7,432	730,640
		1,880,049
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Altera Corp.	2,230	72,966
Analog Devices, Inc.	2,640	131,023
Applied Materials, Inc.	10,320	216,307
Avago Technologies Ltd.	2,020	140,148
Broadcom Corp., Class A	4,300	164,518
Intel Corp.	38,490	1,304,426
KLA-Tencor Corp.	1,370	97,941
Lam Research Corp.	1,293	90,510
Linear Technology Corp.	1,760	77,678
Microchip Technology, Inc.	1,480	66,630
Micron Technology, Inc.	15,540	474,747
NVIDIA Corp.	4,905	85,837
Texas Instruments, Inc.	8,930	413,012
Xilinx, Inc.	2,060	84,728
		3,420,471
SOFTWARE (2.1%)
Adobe Systems, Inc.(a)	3,884	268,423
Autodesk, Inc.(a)	1,970	105,099
CA, Inc.	3,430	99,058
Citrix Systems, Inc.	1,370	92,790
Intuit, Inc.	2,480	203,286
Microsoft Corp.	57,980	2,502,417
Oracle Corp.	26,971	1,089,359
Red Hat, Inc.	1,580	91,830
Symantec Corp.	6,102	144,373
		4,596,635
SPECIALTY RETAIL (2.2%)
AutoNation, Inc.(a)	8,910	475,081
AutoZone, Inc.(a)	313	161,830
Bed Bath & Beyond, Inc.	4,060	256,957
Best Buy Co., Inc.	2,070	61,541
CarMax, Inc.	1,860	90,787
Dollar Tree, Inc.	5,180	282,155
GameStop Corp., Class A	892	37,437
Gap, Inc.	2,230	89,445
Home Depot, Inc.	11,110	898,243
L Brands, Inc.	2,160	125,215
Lowe's Cos., Inc.	7,950	380,408
O'Reilly Automotive, Inc.(a)	2,110	316,500
PetSmart, Inc.	920	62,689
Ross Stores, Inc.	1,790	115,276
Staples, Inc.	38,105	441,637
The Sherwin-Williams Co.	817	168,490
Tiffany & Co.	980	95,658
TJX Cos., Inc.	8,330	443,906
Tractor Supply Co.	6,130	381,102
Urban Outfitters, Inc.	830	29,656
		4,914,013
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.5%)
Apple Computer, Inc.	46,281	4,423,075
EMC Corp.	15,870	464,991
Hewlett-Packard Co.	33,350	1,187,594
International Business Machines Corp.	7,757	1,486,784
NetApp, Inc.	2,600	100,984
SanDisk Corp.	4,880	447,545
Seagate Technology PLC	14,320	839,152
Teradata Corp.(a)	1,280	53,965
Western Digital Corp.	7,780	776,677
		9,780,767
TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Coach, Inc.	2,150	74,304
Fossil Group, Inc.(a)	3,910	383,180
Michael Kors Holdings Ltd.(a)	9,530	776,504
NIKE, Inc., Class B	9,390	724,251
PVH Corp.	780	85,940
Ralph Lauren Corp.	705	109,881
Under Armour, Inc., Class A	12,240	817,020
VF Corp.	6,465	396,111
		3,367,191
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	17,540	171,015
People's United Financial, Inc.	7,570	109,916
		280,931
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,030	90,031
W.W. Grainger, Inc.	656	154,258
		244,289
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Crown Castle International Corp.	2,770	205,479
TOTAL COMMON STOCKS		218,171,003

MONEY MARKET FUND (1.6%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	3,606,111	3,606,111

TOTAL MONEY MARKET FUND		3,606,111
TOTAL INVESTMENTS (COST $160,302,108) 101.1%		221,777,114
LIABILITIES IN EXCESS OF OTHER ASSETS -1.1%		(2,571,993)

NET ASSETS 100.0%		$219,205,121

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2014.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (0.3%)
Embraer SA, Sponsored ADR	8,130	$309,265
AIRLINES (0.2%)
Latam Airlines Group SA, Sponsored ADR(a)	7,890	92,471
Ryanair Holdings PLC, Sponsored ADR(a)	3,460	183,345
		275,816
AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A	4,700	504,780
AUTOMOBILES (3.1%)
Honda Motor Co. Ltd., Sponsored ADR	28,720	1,001,754
Toyota Motor Corp., Sponsored ADR	22,760	2,685,452
		3,687,206
BANKS (20.3%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	89,440	1,099,218
Banco Bradesco SA, Sponsored ADR	87,443	1,336,129
Banco de Chile, Sponsored ADR	1,956	146,446
Banco Santander Central Hispano SA, Sponsored ADR	184,434	1,838,807
Banco Santander Chile SA, Sponsored ADR	3,764	95,718
Bank of Ireland, Sponsored ADR(a)	9,820	139,739
Bank of Montreal	12,310	917,957
Bank of Nova Scotia	21,890	1,486,331
Barclays PLC, Sponsored ADR	57,274	869,419
Canadian Imperial Bank of Commerce	7,910	733,573
Credicorp Ltd.	1,365	201,911
HDFC Bank Ltd., Sponsored ADR	10,810	512,394
HSBC Holdings PLC, Sponsored ADR	60,669	3,239,118
ICICI Bank Ltd., Sponsored ADR	7,480	374,150
Itau Unibanco Banco Multiplo SA, Sponsored ADR	114,459	1,762,669
Lloyds Banking Group PLC, Sponsored ADR	192,075	964,216
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	209,580	1,236,522
Mizuho Financial Group, Inc., Sponsored ADR	177,700	689,476
National Bank of Greece SA, Sponsored ADR	11,400	36,936
Royal Bank of Canada	25,190	1,859,274
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	11,748	139,566
Shinhan Financial Group Co. Ltd., Sponsored ADR	20,060	991,566
The Toronto - Dominion Bank	33,280	1,738,880
Westpac Banking Corp., Sponsored ADR	49,195	1,568,828
		23,978,843
BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	9,790	919,183
CAPITAL MARKETS (2.2%)
Credit Suisse Group, Sponsored ADR	23,179	628,151
Deutsche Bank AG	20,040	684,566
Nomura Holdings, Inc., Sponsored ADR	57,010	359,163
UBS AG, Sponsored GRS	57,483	986,983
		2,658,863
CHEMICALS (1.4%)
Agrium, Inc.	3,600	327,888
Potash Corp. of Saskatchewan, Inc.	15,415	547,078
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,100	58,233
Syngenta AG, Sponsored ADR	9,770	693,084
		1,626,283
COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent, Sponsored ADR	39,420	135,211
BlackBerry Ltd.(a)	7,030	65,590
Nokia Oyj, Sponsored ADR	54,130	429,251
Telefonektiebolaget LM Ericsson, Sponsored ADR	51,450	639,523
		1,269,575
CONSTRUCTION MATERIALS (0.9%)
Cemex SA de CV, Sponsored ADR	50,671	636,428
CRH PLC, Sponsored ADR	13,460	316,176
James Hardie Industries PLC, Sponsored ADR	1,830	114,942
		1,067,546
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR	4,490	365,621
DISTRIBUTORS (0.6%)
CANON, Inc., Sponsored ADR	20,190	662,030
DIVERSIFIED CONSUMER SERVICES (1.7%)
Baidu, Inc., Sponsored ADR(a)	7,263	1,569,171
Reed Elsevier NV, Sponsored ADR	8,653	389,212
		1,958,383
DIVERSIFIED FINANCIAL SERVICES (2.2%)
Bancolombia SA, Sponsored ADR	5,440	339,510
ING Groep NV, Sponsored ADR	58,180	754,595
KB Financial Group, Inc., Sponsored ADR	16,250	635,700
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	103,780	854,109
		2,583,914
DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
BCE, Inc.	18,005	815,266
BT Group PLC, Sponsored ADR	13,730	899,589
China Unicom Ltd., Sponsored ADR	14,445	250,910
Nippon Telegraph & Telephone Corp., Sponsored ADR	25,060	833,496
Orange SA, Sponsored ADR	37,610	585,212
Portugal Telecom SGPS SA, Sponsored ADR	15,030	32,765
PT Telekomunikasi Indonesia, Sponsored ADR	7,080	317,963
Telecom Italia S.p.A., Sponsored ADR(a)	15,340	175,029
Telefonica Brasil SA, Sponsored ADR	10,391	209,379
Telefonica SA, Sponsored ADR	64,630	1,049,591
TELUS Corp.	13,680	477,432
		5,646,632
ELECTRIC UTILITIES (0.8%)
Companhia Energetica de Minas Gerais, Sponsored ADR	15,155	124,574
CPFL Energia SA, Sponsored ADR	5,410	94,837
Enersis SA, Sponsored ADR	21,710	366,031
Korea Electric Power Corp., Sponsored ADR	16,730	339,117
		924,559
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	36,970	850,310
NIDEC Corp., Sponsored ADR	18,690	306,516
		1,156,826
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Kyocera Corp., Sponsored ADR	6,240	296,650
LG Display Co. Ltd., Sponsored ADR(a)	12,940	210,275
		506,925
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	4,800	206,256
FOOD & STAPLES RETAILING (0.7%)
Cencosud SA, Sponsored ADR	10,150	94,090
Companhia Brasileira de Distribuicao Grupo, Sponsored ADR	4,980	240,136
Delhaize Group, Sponsored ADR	10,030	162,787
Tim Hortons, Inc.	6,570	367,066
		864,079

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (2.7%)
BRF-Brasil Foods SA, Sponsored ADR	30,200	$739,900
Unilever NV, Sponsored NY Shares	35,090	1,443,252
Unilever PLC, Sponsored ADR	23,384	1,010,890
		3,194,042
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Qiagen NV(a)	12,290	300,245
Smith & Nephew PLC, Sponsored ADR	5,320	457,892
		758,137
HEALTH CARE PROVIDERS & SERVICES (1.3%)
Catamaran Corp.	4,340	197,427
Fresenius Medical Care AG & Co., Sponsored ADR	12,500	432,625
Shire PLC, Sponsored ADR	3,837	945,820
		1,575,872
HOTELS, RESTAURANTS & LEISURE (0.4%)
Ctrip.com International Ltd., Sponsored ADR(a)	3,630	232,429
InterContinental Hotels Group PLC, Sponsored ADR	6,514	263,100
		495,529
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	17,294	532,655
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.1%)
Empresa Nacional de Electricidad SA, Sponsored ADR	3,920	174,322
INSURANCE (3.4%)
Aegon NV, Sponsored NY Shares	30,814	250,210
Aviva PLC, Sponsored ADR	24,730	418,926
China Life Insurance Co. Ltd., Sponsored ADR	21,300	944,868
Manulife Financial Corp.	37,990	775,376
Prudential PLC, Sponsored ADR	22,140	1,017,997
Sun Life Financial, Inc.	14,680	559,748
		3,967,125
INTERNET SOFTWARE & SERVICES (0.2%)
Qihoo 360 Technology Co. Ltd., Sponsored ADR(a)	2,200	200,530
IT SERVICES (0.4%)
CGI Group, Inc., Class A(a)	5,620	201,646
Wipro Ltd., Sponsored ADR	20,800	240,240
		441,886
MACHINERY (0.2%)
Tata Motors Ltd., Sponsored ADR	5,070	199,352
MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,260	190,044
MEDIA (2.4%)
Grupo Televisa SA, Sponsored ADR	17,930	638,129
Pearson PLC, Sponsored ADR	18,960	364,222
Reed Elsevier PLC, Sponsored ADR	6,717	433,179
Shaw Communications, Inc., Class B	15,520	380,395
Thomson Reuters Corp.	12,478	471,793
WPP PLC, Sponsored ADR	4,990	496,455
		2,784,173
METALS & MINING (7.5%)
Agnico-Eagle Mines Ltd.	3,030	112,686
AngloGold Ashanti Ltd., Sponsored ADR(a)	9,500	163,305
ArcelorMittal, Sponsored NY Shares	13,740	208,985
Barrick Gold Corp.	16,260	293,981
BHP Billiton Ltd., Sponsored ADR	24,880	1,768,719
BHP Billiton PLC, Sponsored ADR	16,690	1,137,590
Cameco Corp.	6,900	139,104
Cia Vale Do Rio, Sponsored ADR	79,040	1,011,712
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	36,728
Compania de Minas Buenaventura SA, Sponsored ADR	2,000	23,420
Eldorado Gold Corp.	8,430	62,551
Gerdau SA, Sponsored ADR	14,440	84,907
Goldcorp, Inc.	12,077	330,910
Kinross Gold Corp.	15,430	61,566
POSCO, Sponsored ADR	12,820	1,036,241
Randgold Resources Ltd., Sponsored ADR	1,440	124,042
Rio Tinto PLC, Sponsored ADR	18,722	1,072,583
Sesa Sterlite, Ltd., Sponsored ADR	8,940	168,251
Silver Wheaton Corp.	5,030	131,333
Southern Copper Corp.	3,863	126,938
Teck Resources Ltd.	6,613	158,447
Vale SA, Sponsored ADR	35,900	515,165
Yamana Gold, Inc.	9,050	77,106
		8,846,270
MULTI-UTILITIES (1.2%)
National Grid PLC, Sponsored ADR	15,450	1,109,156
TransAlta Corp.	11,060	126,858
Veolia Environnement, Sponsored ADR	10,324	183,148
		1,419,162
OIL, GAS & CONSUMABLE FUELS (19.3%)
BP PLC, Sponsored ADR	48,741	2,386,847
Canadian Natural Resources Ltd.	18,830	820,988
Cenovus Energy, Inc.	15,090	463,263
China Petroleum & Chemical Corp., Sponsored ADR	10,856	1,059,980
CNOOC Ltd., Sponsored ADR	6,702	1,184,042
Ecopetrol SA, Sponsored ADR	11,140	375,864
Enbridge, Inc.	16,110	789,068
EnCana Corp.	14,230	306,656
Enerplus Corp.	5,140	117,809
ENI S.p.A., Sponsored ADR	21,610	1,097,788
Imperial Oil Ltd.	6,710	344,491
Pembina Pipeline Corp.	7,760	324,989
Penn West Petroleum Ltd.	7,490	57,898
PetroChina Co. Ltd., Sponsored ADR	8,995	1,160,985
Petroleo Brasileiro SA, Sponsored ADR	83,400	1,402,788
Petroleo Brasileiro SA, Class A, Sponsored ADR	37,170	592,490
Royal Dutch Shell PLC, Sponsored ADR	30,285	2,478,221
Royal Dutch Shell PLC, Class B, Sponsored ADR	18,480	1,591,867
Sasol Ltd., Sponsored ADR	15,770	912,294
Statoil ASA, Sponsored ADR	18,627	529,752
Suncor Energy, Inc.	24,458	1,004,490
Talisman Energy, Inc.	15,640	163,438
Total SA, Sponsored ADR	36,760	2,371,020
TransCanada Corp.	14,940	749,540
Ultrapar Participacoes SA, Sponsored ADR	18,690	427,814
YPF Sociedad Anonima, Sponsored ADR	4,970	175,839
		22,890,221
PHARMACEUTICALS (0.6%)
Valeant Pharmaceuticals International, Inc.(a)	5,920	694,949
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.6%)
Brookfield Asset Management, Inc., Class A	15,672	699,755
ROAD & RAIL (1.4%)
Canadian National Railway Co.	16,680	1,114,891
Canadian Pacific Railway Ltd.	3,090	586,946
		1,701,837
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR(a)	37,930	227,201

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ARM Holdings PLC, Sponsored ADR	7,550	$322,838
ASML Holding NV, Sponsored NY Shares	7,337	690,852
STMicroelectronics NV, Sponsored NY Shares	12,950	106,708
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	154,558	3,091,160
		4,438,759
SOFTWARE (1.7%)
Infosys Technologies Ltd., Sponsored ADR	14,040	769,673
SAP AG, Sponsored ADR	16,390	1,286,451
		2,056,124
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	3,550	207,888
Luxottica Group S.p.A., Sponsored ADR	4,910	269,559
		477,447
WIRELESS TELECOMMUNICATION SERVICES (7.0%)
America Movil SA, Sponsored ADR	74,860	1,764,450
China Mobile Ltd., Sponsored ADR	44,300	2,413,907
China Telecom Corp. Ltd., Sponsored ADR	4,680	260,770
Chunghwa Telecom Co. Ltd., Sponsored ADR	27,415	829,578
Mobile TeleSystems, Sponsored ADR	16,165	289,839
NTT DoCoMo, Inc., Sponsored ADR	26,850	470,681
Philippine Long Distance Telephone Co., Sponsored ADR	4,020	282,847
Rogers Communications, Inc., Class B	8,460	330,278
SK Telecom Co. Ltd., Sponsored ADR	11,030	312,259
Vodafone Group PLC, Sponsored ADR	40,729	1,353,017
		8,307,626
TOTAL COMMON STOCKS		117,218,402

MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	853,932	853,932

TOTAL MONEY MARKET FUND		853,932
TOTAL INVESTMENTS (COST $111,794,988) 99.8%		118,072,334
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		252,320

NET ASSETS 100.0%		$118,324,654

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2014.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (55.4%)

BANKS (7.8%)
BB&T Corp., 3.95%, 4/29/16	$1,500,000	$1,581,474
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,222,898
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,225,380
KeyCorp, 5.10%, 3/24/21	2,000,000	2,250,182
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,190,585
National City Corp., 4.90%, 1/15/15	1,000,000	1,019,589
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,123,839
		11,613,947
BEVERAGES (2.3%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,464,173

CAPITAL MARKETS (2.9%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,713,159
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,559,650
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,090,424
		4,363,233
CHEMICALS (4.6%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,076,123
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,251,145
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,060,384
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,361,884
		6,749,536
CONSUMER FINANCE (2.7%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	985,291
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,016,324
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	988,037
		3,989,652
CONSUMER STAPLES (0.7%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,078,165

DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	454,710

DIVERSIFIED FINANCIAL SERVICES (2.5%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,382,325
Citigroup, Inc., 4.88%, 5/7/15	500,000	515,692
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,731,849
		3,629,866
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc., 4.60%, 4/1/21	1,000,000	1,094,203

ELECTRIC UTILITIES (2.7%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,315,960
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,613,078
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,130,404
		4,059,442
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	942,743
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,137,578
		2,080,321
FINANCIAL SERVICES (0.6%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	838,814

FOOD & STAPLES RETAILING (0.8%)
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,122,972

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
FOOD PRODUCTS (4.1%)
Campbell Soup Co., 4.50%, 2/15/19	$1,500,000	$1,637,302
General Mills, Inc., 5.65%, 2/15/19	1,000,000	1,148,990
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,593,948
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,628,822
		6,009,062
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,100,839

HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	991,893

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,039,528

INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	826,935

INSURANCE (2.6%)
Allstate Corp., 5.00%, 8/15/14	500,000	500,912
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,152,048
Prudential Financial, Inc., 5.87%, 9/15/42 (a)	2,000,000	2,165,000
		3,817,960
METALS & MINING (1.5%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,172,894

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	1,000,000	1,029,976

MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (0.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14 (d)(e)	73,000	38,884
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 12/15/14 @ 100)(d)(e)	106,000	56,938
Abyssinia Missionary Baptist Church Ministries, Inc., , 7.50%, 3/15/16, (Callable 12/15/14 @ 100)(d)(e)	90,000	48,550
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 12/15/14 @ 100)(d)(e)	63,000	33,881
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 12/15/14 @ 100)(d)(e)	63,000	33,985
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 10/21/14 @ 100)(d)(e)	152,000	66,904
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 10/21/14 @ 100)(d)(e)	101,000	44,456
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 10/21/14 @ 100)(d)(e)	203,000	89,352
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 10/21/14 @ 100)(d)(e)	212,000	93,313
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 10/21/14 @ 100)(d)(e)	46,000	20,247
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 10/21/14 @ 100)(d)(e)	86,000	37,854
Metropolitan Baptist Church, 7.90%, 7/12/13 (d)(e)	29,000	9,115
Metropolitan Baptist Church, 8.00%, 1/12/14 (d)(e)	71,000	22,212
Metropolitan Baptist Church, 8.10%, 7/12/14 (d)(e)	74,000	23,144
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/14 @ 100)(d)(e)	90,000	28,570
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 10/12/14 @ 100)(d)(e)	23,000	7,301
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 10/12/14 @ 100)(d)(e)	121,000	38,365
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 10/12/14 @ 100)(d)(e)	87,000	27,617
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17 (d)(e)	44,000	4
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 9/21/14 @ 100)(d)(e)	147,000	15
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 9/21/14 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18 (d)(e)	152,000	15
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 9/21/14 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 9/21/14 @ 100)(d)(e)	165,000	17
		720,766
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,492,333

OIL & GAS - INTEGRATED (1.7%)
ConocoPhillips, 4.60%, 1/15/15	500,000	509,269
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,418,455

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Phillips Petroleum Co., 6.65%, 7/15/18	$500,000	$591,338
		2,519,062
OIL, GAS & CONSUMABLE FUELS (2.2%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	740,073
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,505,274
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,006,765
		3,252,112
PHARMACEUTICALS (2.1%)
Sanofi, 4.00%, 3/29/21	1,000,000	1,083,309
Teva Pharmaceutical Finance, 3.65%, 11/10/21	2,000,000	2,045,978
		3,129,287
ROAD & RAIL (1.3%)
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	1,991,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,032,630
Applied Materials, Inc., 7.13%, 10/15/17	500,000	580,364
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,546,045
		3,159,039
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,691,518

SPECIALTY RETAIL (0.7%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,064,308

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	550,765

TOTAL CORPORATE BONDS		82,098,987

MUNICIPAL BONDS (0.7%)
Houston Texas State Hotel Occupancy Tax & Special Revenue, Convention and Entertainment Facilities, 5.00%, 9/1/30, (Callable 8/26/14 @ 100)	650,000	651,840
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	509,954
TOTAL MUNICIPAL BONDS		1,161,794

U.S. GOVERNMENT AGENCIES (5.7%)
Federal Farm Credit Bank
2.94%, 10/1/20	2,000,000	2,006,194

Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,982,330
3.50%, 7/29/21	2,000,000	2,152,342
4.75%, 6/8/18	2,000,000	2,244,100
		6,378,772
TOTAL U.S. GOVERNMENT AGENCIES		8,384,966

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (13.8%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,569,703
2.41%, 10/1/37(a)	137,855	147,650
3.75%, 3/27/19	500,000	544,736
4.00%, 12/15/25	2,500,000	2,601,440
5.00%, 7/15/19	166,258	174,674
5.00%, 11/1/37	97,337	106,036
5.71%, 5/1/36(a)	138,293	148,354
6.00%, 3/1/38	123,921	138,853
		6,431,446
Federal National Mortgage Assoc.
0.38%, 7/5/16	2,000,000	1,993,310
0.58%, 11/25/36(a)	225,233	225,828

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
1.63%, 10/26/15	$2,000,000	$2,033,754
2.38%, 4/11/16	3,000,000	3,096,666
2.44%, 5/1/36(a)	265,202	282,168
5.00%, 1/1/35	55,917	61,015
5.37%, 7/1/36(a)	55,343	55,598
5.50%, 8/1/36	101,691	113,046
5.50%, 9/1/36	49,741	54,581
5.70%, 10/1/36(a)	156,934	168,185
6.00%, 6/1/36	523,813	583,864
6.00%, 9/1/36	173,512	191,528
6.00%, 5/1/37	95,443	105,273
		8,964,816
Government National Mortgage Assoc.
4.25%, 10/20/38	870,428	918,557
4.50%, 1/20/39(a)	86,923	90,070
4.50%, 8/20/38	413,640	438,628
4.50%, 5/20/39	1,608,154	1,703,749
4.50%, 6/15/40	865,551	941,521
5.00%, 5/20/40	460,904	494,914
5.50%, 12/20/38	55,816	59,462
6.00%, 6/15/37	98,142	110,271
6.00%, 10/15/37	117,745	132,367
6.50%, 10/20/38	59,166	62,791
		4,952,330
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		20,348,592

U.S. TREASURY OBLIGATIONS (21.2%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	2,958,984
1.50%, 12/31/18	2,500,000	2,485,155
1.63%, 11/15/22	4,150,000	3,905,216
2.00%, 4/30/16	3,000,000	3,081,798
2.00%, 11/30/20	2,500,000	2,482,813
2.00%, 11/15/21	5,000,000	4,907,810
2.00%, 2/15/22	7,000,000	6,851,796
2.13%, 5/31/15	1,500,000	1,524,903
3.13%, 5/15/19	3,000,000	3,194,298
TOTAL U.S. TREASURY OBLIGATIONS		31,392,773

MONEY MARKET FUND (3.9%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	5,794,601	5,794,601
TOTAL MONEY MARKET FUND		5,794,601
TOTAL INVESTMENTS (COST $148,393,782) 100.7%		149,181,713
LIABILITIES LESS OTHER ASSETS -0.7%		(1,034,210)

NET ASSETS 100.0%		$148,147,503

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2014.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to July 31, 2014.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2014 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (3.1%)
Lockheed Martin Corp.	13,320	$2,224,040
Raytheon Co.	28,870	2,620,530
		4,844,570
BANKS (10.9%)
Bank of Montreal	54,800	4,086,436
Bank of Nova Scotia	54,970	3,732,463
Cullen/Frost Bankers, Inc.	24,150	1,882,975
HSBC Holdings PLC, Sponsored ADR	34,746	1,855,089
Tompkins Financial Corp.	40,750	1,812,560
Westpac Banking Corp., Sponsored ADR	115,520	3,683,933
		17,053,456
BEVERAGES (2.2%)
Dr Pepper Snapple Group, Inc.	57,620	3,385,751
CHEMICALS (2.3%)
Agrium, Inc.	25,350	2,308,878
Syngenta AG, Sponsored ADR	18,390	1,304,587
		3,613,465
DISTRIBUTORS (3.0%)
Genuine Parts Co.	57,240	4,740,617
DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
BCE, Inc.	61,910	2,803,285
Verizon Communications, Inc.	49,760	2,508,899
		5,312,184
ELECTRIC UTILITIES (1.6%)
Westar Energy, Inc.	68,690	2,475,588
ELECTRICAL EQUIPMENT (2.0%)
ABB Ltd., Sponsored ADR	138,800	3,192,400
ENERGY EQUIPMENT & SERVICES (2.8%)
Ensco PLC, Class A, Sponsored ADR	45,450	2,302,043
Tenaris SA, Sponsored ADR	48,290	2,075,021
		4,377,064
FOOD & STAPLES RETAILING (1.5%)
SYSCO Corp.	67,180	2,397,654
FOOD PRODUCTS (4.0%)
ConAgra Foods, Inc.	49,240	1,483,601
General Mills, Inc.	50,550	2,535,083
Unilever NV, Sponsored NY Shares	53,860	2,215,262
		6,233,946
HEALTH CARE EQUIPMENT & SUPPLIES (7.9%)
Baxter International, Inc.	21,940	1,638,698
Covidien PLC	32,410	2,803,789
Medtronic, Inc.	58,080	3,585,859
Smith & Nephew PLC, Sponsored ADR	27,570	2,372,950
St. Jude Medical, Inc.	29,940	1,951,789
		12,353,085
HEALTH CARE PROVIDERS & SERVICES (2.0%)
Quest Diagnostics, Inc.	50,660	3,095,326
HOTELS, RESTAURANTS & LEISURE (2.3%)
McDonald's Corp.	37,650	3,560,184
HOUSEHOLD PRODUCTS (2.2%)
Kimberly-Clark Corp.	17,860	1,855,118
Procter & Gamble Co.	21,010	1,624,493
		3,479,611
INDUSTRIAL CONGLOMERATES (2.0%)
Siemens AG, Sponsored ADR	25,320	3,127,400
IT SERVICES (4.3%)
Accenture PLC, Class A	40,160	3,183,885
Automatic Data Processing, Inc.	43,570	3,542,676
		6,726,561
LEISURE PRODUCTS (2.4%)
Mattel, Inc.	105,530	3,738,400
MACHINERY (2.4%)
Caterpillar, Inc.	37,990	3,827,493
MEDIA (3.6%)
Reed Elsevier PLC, Sponsored ADR	50,460	3,254,165
Shaw Communications, Inc., Class B	98,250	2,408,108
		5,662,273
MULTI-UTILITIES (3.5%)
National Grid PLC, Sponsored ADR	44,430	3,189,630
SCANA Corp.	17,860	908,717
TECO Energy, Inc.	74,100	1,293,786
		5,392,133
OIL, GAS & CONSUMABLE FUELS (9.5%)
Chevron Corp.	21,300	2,752,812
China Petroleum & Chemical Corp., Sponsored ADR	38,105	3,720,572
ConocoPhillips	43,120	3,557,400
PetroChina Co. Ltd., Sponsored ADR	16,790	2,167,085
TransCanada Corp.	53,040	2,661,017
		14,858,886
REAL ESTATE INVESTMENT TRUST (5.1%)
EPR Properties	34,560	1,862,784
LTC Properties, Inc.	49,200	1,885,836
Public Storage, Inc.	17,175	2,947,402
Senior Housing Properties Trust	56,540	1,292,504
		7,988,526
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.9%)
Analog Devices, Inc.	42,960	2,132,105
Intel Corp.	105,100	3,561,839
KLA-Tencor Corp.	35,950	2,570,065
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	125,810	2,516,200
		10,780,209
SOFTWARE (5.2%)
CA, Inc.	75,410	2,177,841
Microsoft Corp.	81,960	3,537,393
SAP AG, Sponsored ADR	29,730	2,333,508
		8,048,742
THRIFTS & MORTGAGE FINANCE (2.0%)
Northwest Bancshares, Inc.	81,550	1,011,220
People's United Financial, Inc.	148,400	2,154,768
		3,165,988
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
China Mobile Ltd., Sponsored ADR	33,830	1,843,397
TOTAL COMMON STOCKS		155,274,909

MONEY MARKET FUND (0.4%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	645,896	645,896

TOTAL MONEY MARKET FUND		645,896
TOTAL INVESTMENTS (COST $125,044,203) 99.7%		155,920,805
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		371,001

NET ASSETS 100.0%		$156,291,806

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2014.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

At July 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Fund	Securities	Appreciation	(Depreciation)	(Depreciation)
Steward Large Cap Enhanced Index Fund	$160,779,315	$63,002,404	$(2,004,605)	$60,997,799
Steward International Enhanced Index Fund	113,941,280	17,008,083	(12,877,029)	4,131,054
Steward Select Bond Fund	148,531,130	3,070,381	(3,049,798)	650,583
Steward Global Equity Bond Fund	125,232,366	31,863,668	(1,175,229)	30,668,439

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

July 31, 2014

(Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

 - the general conditions in the church bond market and the overall financial market

 - the transaction price of any recent sales or purchases of the security

 - the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

 - the estimated value of the underlying collateral

 - the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values

- any current listing price

- index adjusted appraisal values based on published real estate sources

- estimated costs associated with the disposition of the property

- risk adjusted discount rate

- estimated time to sell in years

- probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraisal value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

Accounting principles generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of July 31, 2014:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$218,171,003	$–	$–	$218,171,003
Money Market Fund	3,606,111	–	–	3,606,111

Total	221,777,114	–	–	221,777,114

Steward International Enhanced Index Fund
Security Type
Common Stocks*	117,218,402	–	–	117,218,402
Money Market Fund	853,932	–	–	853,932

Total	118,072,334	–	–	118,072,334

Steward Select Bond Fund
Security Type
Corporate Bonds*	–	81,378,221	720,766	82,098,987
Municipal Bonds	–	1,161,794	–	1,161,794
U.S. Government Agencies	–	8,384,966	–	8,384,966
U.S. Government Agency Mortgage-Backed Obligations	–	20,348,592	–	20,348,592
U.S. Treasury Obligations	31,392,773	–	–	31,392,773
Money Market Fund	5,794,601	–	–	5,794,601

Total	37,187,374	111,273,573	720,766	149,181,713

Steward Global Equity Income Fund
Security Type
Common Stocks*	155,274,909	–	–	155,274,909
Money Market Fund	645,896	–	–	645,896

Total	155,920,805	–	–	155,920,805

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of January 31, 2014	$803,773
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)*	(83,007)
Realized Gain/(Loss)	-
Net (Maturities)	-
Transfers In/(Out) of Level 3	-
Balance as of July 31, 2014	$720,766

* Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of July 31, 2014.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2014 from those used on April 30, 2014.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2.   Controls and Procedures.

(a)    The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 26, 2014

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	September 26, 2014